2. Investment Securities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investment Securities Details Narrative
Proceeds from sales of securities	$ 9,015,961
Gains from sales of securities	8,387
Loss from sales of securities	5,003
Investment in FHLBB stock	1,115,500	$ 2,167,700
Investment in FRBB stock	$ 588,150	$ 588,150